RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(487,158)	$-	$(487,158)	$(214,879)	$-	$(214,879)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,677,410	-	1,677,410	714,589	-	714,589
Shares issued for services	-	-	-	-	70,473	70,473
Changes in operating assets and liabilities:
Accounts Receivable	(489,910)	-	(489,910)	-	-	-
Accounts Payable	(178,281)	58,911	(119,370)	248,900	-	248,900
Other Current Assets	-	(121,460)	(121,460)	-	-	-
Other Current Liabilities	-	62,549	62,549	-	-	-
Total Adjustments to reconcile Net Income to Net Cash provided by operations:	1,009,219	-	1,009,219	963,489	70,473	1,033,962
Net Cash Used in Operating Activities	522,061	-	522,061	748,610	70,473	819,083

CASH FLOWS FROM INVESTING ACTIVITIES:
Long Term Investments	1,976,479	(2,000,000)	(23,521)	(6,646,870)	6,646,870	-
Purchase of Intangible Assets	(6,371,017)	2,916,017	(3,455,000)	(3,847,200)	2,910,000	(937,200)
Cash proceed for sale of investments	-	2,000,000	2,000,000	-	-	-
Property & Equipment	-	-	-	-	-	-
Deposits	-	-	-	-	-	-
Security Deposits Asset	-	-	-	-	-	-
Net Cash Used in Investing Activities	(4,394,538)	2,916,017	(1,478,521)	(10,494,070)	9,556,870	(937,200)

CASH FLOWS FROM FINANCING ACTIVITIES:
Co-Investment	3,046,017	(3,046,017)	-	-	-	-
Preferred stock	2,234	(2,234)	-	(192)	192	-
Proceed from sale of Stock	(53,889)	420,324	366,435	70,664	(70,664)	-
Contribution by owners	418,091	(418,091)	-	10,156,871	(9,556,871)	600,000
Dividends Paid	-	-	-	-	-	-
Proceed from note payable	-	130,000	130,000	-	-	-
Net Cash Provided by Financing Activities	3,412,453	(2,916,018)	496,435	10,227,343	(9,627,343)	600,000

NET INCREASE IN CASH	(460,024)	-	(460,024)	481,883	-	481,883

CASH AT BEGINNING OF YEAR	484,183	-	484,183	2,300	-	2,300

CASH AT END OF YEAR	$24,159	$-	$24,159	$484,183	$-	$484,183

Non- cash investing and financing activities:
Intangible assets contributed by related party	-	-	-	-	2,910,000	2,910,000
Long Term Investments contributed by related party	-	-	-	-	6,646,870	6,646,870
Purchase of Intangible Assets on accounts	-	2,916,017	2,916,017	-	-	-